14. Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	R$ 10,632,575	R$ 9,959,193
Additions	99,393	389,801
Transfers	323,625	0
Disposals	(7,358)	0
Capitalized Interests	264,292	283,581
Cost of intangible assets, gross	11,312,527	10,632,575
Computer software [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	3,731,736	3,441,762
Additions	(1,377,294)	(1,261,278)
Transfers	1,345,333	1,551,252
Disposals	(7,358)	0
Capitalized Interests	0	0
Cost of intangible assets, gross	3,692,417	3,731,736
Authorizations [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	1,163,192	1,226,273
Additions	(211,882)	(120,881)
Transfers	942,326	57,800
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	1,893,636	1,163,192
Goodwill [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	1,527,219	1,527,219
Additions	0	0
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	1,527,219	1,527,219
Cost of deferred commission to dealers [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	101,981	27,303
Additions	26,780	74,678
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	128,761	101,981
Customer-related intangible assets [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	8,400	25,200
Additions	(8,400)	(16,800)
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	0	8,400
Right to use infrastructure of LT Amazonas [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	165,581	175,491
Additions	(9,910)	(9,910)
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	155,671	165,581
Other intangible assets [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	139,884	119,312
Additions	(4,712)	(10,501)
Transfers	55,064	31,073
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	190,236	139,884
Intangible assets under development [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	3,794,582	3,416,633
Additions	1,684,811	1,734,493
Transfers	(2,019,098)	(1,640,125)
Disposals	0	0
Capitalized Interests	264,292	283,581
Cost of intangible assets, gross	3,724,587	3,794,582
Gross carrying amount [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	26,028,791	23,655,936
Additions	1,932,844	2,090,967
Transfers	323,625	0
Disposals	0	(1,693)
Capitalized Interests	264,292	283,581
Cost of intangible assets, gross	28,549,552	26,028,791
Gross carrying amount [Member] | Computer software [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	14,612,475	13,033,544
Additions	0	29,372
Transfers	1,345,333	1,551,252
Disposals	0	(1,693)
Capitalized Interests	0	0
Cost of intangible assets, gross	15,957,808	14,612,475
Gross carrying amount [Member] | Authorizations [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	5,399,023	5,189,022
Additions	50,045	152,201
Transfers	942,326	57,800
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	6,391,394	5,399,023
Gross carrying amount [Member] | Goodwill [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	1,527,219	1,527,219
Additions	0	0
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	1,527,219	1,527,219
Gross carrying amount [Member] | Cost of deferred commission to dealers [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	203,892	28,991
Additions	180,563	174,901
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	384,455	203,892
Gross carrying amount [Member] | Customer-related intangible assets [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	95,200	95,200
Additions	0	0
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	95,200	95,200
Gross carrying amount [Member] | Right to use infrastructure of LT Amazonas [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	198,202	198,202
Additions	0	0
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	198,202	198,202
Gross carrying amount [Member] | Other intangible assets [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	198,198	167,125
Additions	17,425	0
Transfers	55,064	31,073
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	270,687	198,198
Gross carrying amount [Member] | Intangible assets under development [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	3,794,582	3,416,633
Additions	1,684,811	1,734,493
Transfers	(2,019,098)	(1,640,125)
Disposals	0	0
Capitalized Interests	264,292	283,581
Cost of intangible assets, gross	3,724,587	3,794,582
Accumulated depreciation and amortisation [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	(15,396,216)	(13,696,743)
Additions	(1,833,451)	(1,701,166)
Transfers	0	0
Disposals	(7,358)	1,693
Capitalized Interests	0	0
Cost of intangible assets, gross	(17,237,025)	(15,396,216)
Accumulated depreciation and amortisation [Member] | Computer software [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	(10,880,739)	(9,591,782)
Additions	(1,377,294)	(1,290,650)
Transfers	0	0
Disposals	(7,358)	1,693
Capitalized Interests	0	0
Cost of intangible assets, gross	(12,265,391)	(10,880,739)
Accumulated depreciation and amortisation [Member] | Authorizations [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	(4,235,831)	(3,962,749)
Additions	(261,927)	(273,082)
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	(4,497,758)	(4,235,831)
Accumulated depreciation and amortisation [Member] | Cost of deferred commission to dealers [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	(101,911)	(1,688)
Additions	(153,783)	(100,223)
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	(255,694)	(101,911)
Accumulated depreciation and amortisation [Member] | Customer-related intangible assets [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	(86,800)	(70,000)
Additions	(8,400)	(16,800)
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	(95,200)	(86,800)
Accumulated depreciation and amortisation [Member] | Right to use infrastructure of LT Amazonas [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	(32,621)	(22,711)
Additions	(9,910)	(9,910)
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	(42,531)	(32,621)
Accumulated depreciation and amortisation [Member] | Other intangible assets [Member]
IntangibleAssetLineItems [Line Items]
Cost of intangible assets, gross	(58,314)	(47,813)
Additions	(22,137)	(10,501)
Transfers	0	0
Disposals	0	0
Capitalized Interests	0	0
Cost of intangible assets, gross	R$ (80,451)	R$ (58,314)